Other Payables and Accruals (Details) - Schedule of Other Payables and Accruals - MYR (RM)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Other payables	RM 328	RM 195,181	RM 157,213
Purchase of computer and equipments			8,200,000
Accruals	1,129,689	1,494,376	620,412
Total Other payables and accruals	RM 1,130,017	RM 1,689,557	RM 8,977,625